Business Acquisition	12 Months Ended
Dec. 31, 2021
Business Acquisition
Business Acquisition

5.    Business Acquisition

In October 2018, The Company entered into a share purchase agreement to acquire 51% equity interest of Wang Pok Timepieces Limited (“Wang Pok”). The total consideration is HKD25,500 (equivalent to RMB22,636). Wang Pok engages in trading of watches and accessories. The consideration will be payable by the installments as: (i) first payment totaling HKD2,550 (equivalent to RMB2,264) upon the closing of acquisition; (ii) 3-year installments up to HKD22,950 (equivalent to RMB20,372), which are subject to achievement of future financial performance targets of the Wang Pok indicated in the share purchase agreement. As of acquisition date, the total fair value of the considerations for this acquisition amounted to RMB18,238, of which RMB2,264 was paid in 2018. The Company paid RMB1,344 and RMB4,043 acquisition cost in 2019 and 2020, respectively. On October 01, 2020, the Company sold 51% equity interest of Wang Pok back to the minority shareholder with nil cash consideration. Concurrently, the contingent consideration has been waived at the disposal date (Note 17).

In March 2019, the Company acquired 51% equity interest of E-GO FASHION (Hong Kong) (“E-GO”), which was engaged in luxury wholesales and supply chain. The total maximum consideration is HKD18,889 (equivalent to RMB16,099). The consideration will be payable by the installments as: (i) first payment totaling HKD2,365 (equivalent to RMB2,016) upon the closing of acquisition; (ii) 3-year installments up to HKD16,524 (equivalent to RMB14,083), which are subject to achievement of future financial performance targets of E-GO indicated in the share purchase agreement. As of acquisition date, the total fair value of the considerations for this acquisition amounted to HKD3,183 (equivalent to RMB2,713), of which HKD2,365 (equivalent to RMB2,016) were paid in 2018. On July 01, 2020, the Company sold 51% equity interest of E-GO back to the minority shareholder with cash consideration as HKD2,346 (equivalent to RMB2,143). Concurrently, the contingent consideration has been waived at the disposal date (Note 17).

All the acquisitions were using the acquisition method of accounting. Accordingly, the acquired assets and liabilities acquired were recorded at their fair value at the date of acquisition. The purchase price allocation was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The Group engaged a third-party valuation firm to assist with the valuation of assets acquired and liabilities assumed in this business combination. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and non-controlling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determine discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Subsequent to the date of the Wang Pok and E-GO acquisition, the Company re-measured the estimated fair values of the contingent consideration at each reporting date. For the years ended December 31, 2019, 2020 and 2021, the Company recorded loss of RMB2,510, gain of RMB938 and nil respectively in fair value change of financial instruments in the Company’s consolidated statements of comprehensive income (loss) as a result of the Company’s re-measurement of the estimated fair value of the contingent consideration at the reporting date.

The excess of the total cash consideration, fair value of contingent consideration plus the fair value of non-controlling interest over the fair value of the net identifiable assets acquired was recorded as goodwill which is not amortized and not tax deductible. The Group recorded RMB20,413 and RMB2,825 of goodwill from Wang Pok and E-GO business acquisitions, respectively. Goodwill resulted from the above acquisitions was assigned to one single reporting unit. The goodwill has been waived at the disposal date.